Investment in SLM California - Disclosure of changes in carrying amount of associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Opening Balance	$ 58,827
Capital Investment	4,742	$ 3,517
Ending Balance	61,126	58,827
SLM California
Disclosure of associates [line items]
Opening Balance	58,827	58,189
Capital Investment	4,742	3,517
Company's share of net income of SLM California	4,329	4,134
Distributions	(6,772)	(7,013)
Ending Balance	$ 61,126	$ 58,827